Commitments and Contingencies (Tables) (Motor Vehicles [Member])	12 Months Ended
Dec. 31, 2014
Motor Vehicles [Member]
Operating Leased Assets [Line Items]
Schedule of Future Minimum Payments Under Operating Leases
Year ending December 31	US$ thousands
2015	171
2016	55
2017	10

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